Reconciliation of loss after income tax to net cash from/(used in) operating activities (Tables)	12 Months Ended
Jun. 30, 2023
Reconciliation of loss after income tax to net cash from/(used in) operating activities [Abstract]
Reconciliation of Loss After Income Tax to Net Cash from Used in Operating Activities
	Consolidated
	Year ended 30 June 2023	Year ended 30 June 2022	Year ended 30 June 2021
	US$'000	US$'000	US$'000

Loss after income tax expense for the year	(171,871)	(419,770)	(60,390)

Adjustments for:
Depreciation	30,856	7,741	1,252
Capital raising costs	-	4,212	-
Impairment of assets	105,172	167	432
Other income	(3,137)	-	-
Gain on disposal of subsidiaries	(3,258)	-	-
Gain/(loss) on disposal of property, plant and equipment	6,628	(12)	202
Foreign exchange loss/(gain)	5,055	(8,889)	(2,729)
Loss on embedded derivatives held at fair value through profit or loss	-	390,743	44,692
Accrued interest	11,223	26,748	14,182
Amortization of capitalized borrowing costs	1,038	2,508	1,968
Share-based payment expense	14,356	13,896	805

Change in operating assets and liabilities:
Decrease/(increase) in other receivables	17,641	(72)	(416)
Increase in deferred tax assets	(6,271)	(9,645)	(911)
Increase/(decrease) in trade and other payables	(5,800)	6,476	367
Increase/(decrease) in provision for income tax	(1,172)	671	533
Increase in deferred tax liabilities	9,674	6,892	1,618
Increase/(decrease) in employee benefits	(1,175)	2,026	66
Increase in other provisions	3,703	2,469	-
Decrease in operating deposits	-	-	90
Increase for prepayments and deposits	(6,617)	(4,604)	-

Net cash from operating activities	6,045	21,557	1,761